Note 21 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 11,370	€ 11,850
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,193	2,835
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,193	3,452
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	4,984	5,563
Dividend Payable But Pending Payment Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	0	0
Total [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 11,370	€ 11,850